TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------
CGM Fixed Income Fund increased 3.9% during the fourth quarter of 1998 while the Merrill Lynch Master Bond Index rose 0.4%. For the year just ended, CGM Fixed Income Fund declined -1.2% while the Merrill Lynch Master Bond Index returned 8.9%, all on a total return basis.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
Last year unfolded much as expected with growth in the U.S. economy, healthy gains in productivity and employment, and moderate increases in corporate profits. The market climbed during the first half of the year, but fell precipitously in the third quarter in response to turmoil and falling markets abroad. The Federal Reserve Board reduced interest rates on three occasions over a fairly short period of time and, almost overnight, confidence was restored to the markets. In the fourth quarter, the S&P 500 Index recovered 21% to end the year near 1998 highs.

The one exceptional event of 1998 in the equity market was a huge jump in the market price of large capitalization company stocks which drove the leading averages to new highs. Though the S&P 500 Index was up 28.6% for the year, the average stock in the Index was up only 5% on an equal weighted basis.

In the bond market, long U.S. Treasuries provided the best overall returns during 1998. Other markets, both domestic and foreign, experienced a severe drop in liquidity and dramatic increases in risk premiums. However, as the aftershocks of the second wave of Asian economic crisis and the Russian collapse diminish, we believe the bond market seems to be recovering from its period of heightened risk aversion.

We believe the outlook for 1999 is for more of the same with moderate growth, low inflation, and, perhaps, low interest rates. Casting a shadow over otherwise rosy economic forecasts, however, are commodity prices which are falling across the board. Price pressures are squeezing profit margins to the downside and corporations are being forced to reduce costs as excess capacity grows. Weaker foreign markets for U.S. exports were a drag on the U.S. economy in 1998 and may continue to be in the new year although there are signs that Japan, the second largest economy in the world, is taking steps to resume economic growth. Additionally, the new Euro currency could bolster trade and invigorate the European economy.

From a large capitalization company perspective, the securities markets begin 1999 with generous valuations. However, as we learned in 1998, the securities market is segmented and many smaller and mid-size companies, which have not participated in the rising market, represent good value at current prices. We believe the year ahead should prove to be a positive one for bonds given the current low inflationary environment and a reasonable demand for higher yielding securities.

PORTFOLIO STRATEGY
CGM Fixed Income Fund underperformed its peers during 1998 on account of the Fund's real estate investment trust (REIT) exposure and some foreign vulnerability. The REITs offered strong dividend yields though growth potential was battered in the markets throughout the year. On the value side of the portfolio, performance from lower-grade corporate bonds was muted vis-a-vis 30-year Treasuries on account of widening quality spreads. However, given a falling interest rate environment, the bonds in the CGM Fixed Income Fund portfolio generally turned in strong performances.

CGM Fixed Income Fund's three largest sector positions are in REITs, telephone and insurance companies. In addition, the Fund was 7.7% invested in U.S. Government Securities at year end. The Fund's three largest portfolio holdings are Conseco Financing Trust, Liberty Property Limited Partnership Trust and Leucadia National Corp.

          /s/ Robert L. Kemp

              Robert L. Kemp
              President

          /s/ Janice H. Saul

              Janice H. Saul
              Portfolio Manager

          /s/ G. Kenneth Heebner

              G. Kenneth Heebner
              Portfolio Manager

January 8, 1999

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM FIXED INCOME FUND AND THE MERRILL LYNCH MASTER BOND INDEX assuming reinvestment of dividends and capital gains

                      ------------------------------------
                             CGM Fixed Income Fund
                          Average Annual Total Returns
                      ------------------------------------
                        1 year    5 year    Life of Fund*
                        -1.2%      6.7%         9.0%
                      *(Annualized from 3/17/92 - 12/31/98)
                      ------------------------------------
                        Past peformance is no indication
                               of future results
                      ------------------------------------


                           CGM                 Merrill Lynch
                    Fixed Income Fund        Master Bond Index
                    -----------------        -----------------
3/17/1992                10,000                   10,000
     1992                10,920                   10,970
     1993                12,984                   12,067
     1994                11,945                   11,729
     1995                15,206                   13,899
     1996                17,548                   14,399
     1997                18,197                   15,796
     1998                17,979                   17,202

CGM FIXED INCOME FUND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
G. Kenneth Heebner has managed CGM Fixed Income Fund with Janice Saul since June 1993. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual fund portfolios at Loomis, Sayles and Company. He currently is responsible for managing CGM Fixed Income Fund's investments convertible into equity securities. In addition to co-managing CGM Fixed Income Fund, Mr. Heebner manages CGM Capital Development Fund, CGM Mutual Fund, CGM Realty Fund, CGM Focus Fund and two other mutual funds.

Janice H. Saul brings to her role as co-manager of CGM Fixed Income Fund more than a decade of investment experience. She joined Capital Growth Management in June 1993. Prior to that, she was at Loomis, Sayles and Company where she ran private accounts for nine years and managed a long-term municipal bond fund from May 1991 until May 1993. Ms. Saul was associate portfolio manager of CGM Fixed Income Fund from June through November 1993 and was named co-manager of the portfolio in December 1993. Ms. Saul is responsible for managing CGM Fixed Income Fund's debt securities and also manages CGM American Tax Free Fund.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended December 31, 1998
                                                                    CGM FIXED
                                                                   INCOME FUND
                                                                   -----------
5 Years .........................................................    +38.3%
1 Year ..........................................................    - 1.2
3 Months ........................................................    + 3.9

The Fund's average annual total returns for the five year period ended December 31, 1998 and for the period from inception (March 17, 1992) through December 31, 1998 are +6.7% and +9.0%, respectively. The adviser has agreed to limit the Fund's total operating expenses to 0.85% of its average net assets annually through December 31, 1999. Otherwise the total return for each period would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                    CGM FIXED INCOME FUND
---------------------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 1998

BONDS, NOTES AND BILLS -- 61.8% OF TOTAL NET ASSETS
                                                                     FACE
                                                                    AMOUNT          VALUE(a)
                                                                    ------          --------
ENERGY -- 1.0%
  Mitchell Energy & Development Corp., 8.00%, 7/15/99 .......     $  300,000      $   302,934
  Mitchell Energy & Development Corp., 9.25%, 1/15/02 .......         55,000           58,540
                                                                                  -----------
                                                                                      361,474
                                                                                  -----------
FINANCE -- 5.3%
  APP International Finance Co., 11.75%, 10/01/05 ...........      2,750,000        1,815,000
                                                                                  -----------
FOOD -- 3.0%
  Conagra Inc., 7.00%, 10/01/28 .............................      1,000,000        1,026,740
                                                                                  -----------
INDUSTRIAL -- 4.8%
  Pohang Iron & Steel Limited, 7.125%, 11/01/06 .............      2,000,000        1,647,680
                                                                                  -----------
INSURANCE -- 5.8%
  Leucadia National Corp., 7.75%, 8/15/13 ...................      2,000,000        1,975,360
                                                                                  -----------
MACHINERY -- 2.9%
  Case Corporation, 6.25%, 12/01/03(c) ......................      1,000,000          988,361
                                                                                  -----------
MEDIA -- 5.2%
  Innova Sa De Real, 12.875%, 4/01/07 .......................      2,750,000        1,787,500
                                                                                  -----------
METALS AND MINING -- 4.8%
  Freeport McMoran Cooper, 7.50%, 11/15/06 ..................      1,065,000          668,011
  Normandy Finance LTD, 7.625%, 7/15/08(c) ..................      1,000,000          998,294
                                                                                  -----------
                                                                                    1,666,305
                                                                                  -----------
REAL ESTATE INVESTMENT TRUSTS -- 11.6%
  Liberty Property Limited Partnership, 8.70%, 7/01/01
    (Convertible)(b) ........................................      1,700,000        2,040,000
  Pacific Gulf Properties, Inc., 8.375%, 2/15/01 (Convertible)     1,850,000        1,942,500
                                                                                  -----------
                                                                                    3,982,500
                                                                                  -----------
TELEPHONE -- 6.4%
  Econophone, Inc., 13.50%, 7/15/07 .........................      1,000,000        1,070,000
  Worldcom, Inc., 7.75%, 4/01/07 ............................      1,000,000        1,129,650
                                                                                  -----------
                                                                                    2,199,650
                                                                                  -----------
U.S. GOVERNMENT -- 7.7%
  United States Treasury Bills, 4.170%, 3/18/99 .............        250,000          247,790
  United States Treasury Bonds, 6.125%, 11/15/27 ............      1,000,000        1,119,370
  United States Treasury Notes, 4.750%, 11/15/08 ............      1,250,000        1,259,762
                                                                                  -----------
                                                                                    2,626,922
                                                                                  -----------
UTILITIES -- 3.3%
  Great Lakes Power, Inc., 9.00%, 8/01/04 ...................     $1,000,000      $ 1,133,470
                                                                                  -----------
TOTAL BONDS, NOTES AND BILLS (Identified Cost $22,126,845) ..                      21,210,962
                                                                                  -----------
PREFERRED STOCKS -- 35.9%
                                                                     SHARES
                                                                     ------
  Avalonbay Communities, Inc., $2.25 ........................         61,000        1,544,063
  Conseco Financing Trust, $2.29 ............................         82,100        2,093,550
  DLJ Capital Trust, $2.105 .................................         40,000        1,027,500
  Duquesne Capital LP, $2.094 ...............................         10,000          260,000
  Felcor Suite Hotels, Inc., $1.95 (Convertible) ............         65,000        1,235,000
  Mediaone Finance Trust Ill, $2.26 .........................         40,000        1,025,000
  Placer Dome, Inc., $2.156 .................................         50,000        1,221,875
  Rouse Capital, $2.313 .....................................         59,225        1,502,834
  UDS Capital, $2.08 ........................................         20,000          503,750
  Vornado Realty Trust, $3.25 (Convertible) .................         39,000        1,891,500
                                                                                  -----------
TOTAL PREFERRED STOCKS (Identified Cost $13,259,925) ........                      12,305,072
                                                                                  -----------
COMMON STOCK WARRANTS -- 0%
  Econophone, Inc. Exp. 7/15/07 (Identified Cost $0)(c) .....          1,000           10,000
                                                                                  -----------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
SHORT-TERM INVESTMENT -- 0.4%

  American Express Credit Corporation, 4.85% 1/04/99 (cost
    $145,000) ...............................................     $  145,000          145,000
                                                                                   -----------

TOTAL INVESTMENTS -- 98.1% (Identified Cost $35,531,770)(d) .................      33,671,034
    Cash and Receivables ....................................................         790,915
    Liabilities .............................................................        (148,145)
                                                                                  -----------
TOTAL NET ASSETS -- 100.0% ..................................................     $34,313,804
                                                                                  ===========

(a) See Note 1A.
(b) Variable or floating rate security. Rate disclosed is as of December 31, 1998.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end the value of the securities amounted to $1,996,655,
    5.8% of net assets.
(d) Federal Tax Information: At December 31, 1998 the net unrealized depreciation of investments based on cost of $35,532,621 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost ....................................    $   677,644
    Aggregate gross unrealized depreciation for all investments in which there
      is an excess of tax cost over value .....................................    (2,539,231)
                                                                                  -----------
    Net unrealized depreciation ...............................................   $(1,861,587)
                                                                                  ===========

                 See accompanying notes to financial statements

                              CGM FIXED INCOME FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS
 Investments at value (Identified cost -- $35,531,770) .......      $33,671,034
 Cash ........................................................           74,275
 Receivable for:
  Shares of the Fund sold ......................     $  40,211
  Dividends and interest .......................       676,429          716,640
                                                     ---------      -----------
                                                                     34,461,949
                                                                    -----------
LIABILITIES
 Payable for:
  Shares of the Fund redeemed ..................        28,756
  Distributions declared .......................        54,417           83,173
                                                     ---------
 Accrued expenses:
  Management fees ..............................        15,015
  Trustees' fees ...............................         6,030
  Accounting and Administration ................           750
  Other expenses ...............................        43,177           64,972
                                                     ---------      -----------
                                                                        148,145
                                                                    -----------
NET ASSETS ...................................................      $34,313,804
                                                                    ===========
 Net Assets consist of:
  Capital paid-in ............................................      $37,819,025
  Undistributed net investment income ........................           34,042
  Accumulated net realized loss ..............................       (1,678,527)
  Unrealized depreciation on investments -- net ..............       (1,860,736)
                                                                    -----------
NET ASSETS ...................................................      $34,313,804
                                                                    ===========
 Shares of beneficial interest outstanding, no par value  ....        3,338,870
                                                                    ===========
 Net asset value per share* ..................................           $10.28
                                                                    ===========

* Shares of the Fund are sold and redeemed at net asset value
  ($34,313,804 / 3,338,870).

                 See accompanying notes to financial statements

                              CGM FIXED INCOME FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 1998

INVESTMENT INCOME
 Income
  Dividends ...................................................    $ 1,036,459
  Interest ....................................................      2,193,756
                                                                   -----------
                                                                     3,230,215
                                                                   -----------
 Expenses
  Management fees .............................................        249,622
  Trustees' fees ..............................................         22,900
  Accounting and Administration ...............................          9,000
  Custodian ...................................................         51,650
  Transfer agent ..............................................         65,400
  Audit and tax services ......................................         29,820
  Legal .......................................................         17,325
  Printing ....................................................         19,620
  Registration ................................................         19,526
  Miscellaneous ...............................................            591
                                                                   -----------
                                                                       485,454
Less expenses assumed by the investment adviser ...............       (159,025)
                                                                   -----------
Net investment income .........................................      2,903,786
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Realized gain on investments -- net ..........................        223,226
 Unrealized depreciation -- net ...............................     (3,493,873)
                                                                   -----------
 Net loss on investments ......................................     (3,270,647)
                                                                   -----------

NET CHANGE IN ASSETS FROM OPERATIONS ..........................    $  (366,861)
                                                                   ===========

                 See accompanying notes to financial statements

                              CGM FIXED INCOME FUND
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                     YEAR ENDED DECEMBER 31,
                                                  ------------------------------
                                                      1998             1997
                                                  ------------     ------------
FROM OPERATIONS
  Net investment income ......................... $  2,903,786     $  2,959,630
  Net realized gain (loss) from investments .....      223,226       (1,898,931)
  Unrealized appreciation (depreciation) ........   (3,493,873)         443,618
                                                  ------------     ------------
    Change in net assets from operations ........     (366,861)       1,504,317
                                                  ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........................   (2,913,392)      (2,948,479)

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ..................    8,714,215       13,309,381
  Net asset value of shares issued in connection
    with reinvestment of:
    Dividends from net investment income ........    2,316,649        2,366,900
                                                  ------------     ------------
                                                    11,030,864       15,676,281
  Cost of shares redeemed .......................  (17,368,670)     (10,946,077)
                                                  ------------     ------------
    Change in net assets derived from capital
      share transactions ........................   (6,337,806)       4,730,204
                                                  ------------     ------------
  Total change in net assets ....................   (9,618,059)       3,286,042

NET ASSETS
  Beginning of period ...........................   43,931,863       40,645,821
                                                  ------------     ------------
  End of period (including undistributed net
    investment income of $34,042 and $43,648,
    respectively) ............................... $ 34,313,804     $ 43,931,863
                                                  ============     ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ....................      804,960        1,146,799
  Issued in connection with reinvestment of:
    Dividends from net investment income ........      216,050          205,039
                                                  ------------     ------------
                                                     1,021,010        1,351,838
    Redeemed ....................................   (1,590,658)        (945,927)
                                                  ------------     ------------
    Net change ..................................     (569,648)         405,911
                                                  ============     ============

                 See accompanying notes to financial statements

                              CGM FIXED INCOME FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                 1998          1997          1996          1995          1994
                                                ------        ------        ------        ------        ------
For a share of the Fund outstanding
  throughout each period:
Net asset value at the beginning of
  period ................................       $11.24        $11.60        $11.41        $ 9.57        $11.17
                                                ------        ------        ------        ------        ------
Net investment income(a) ................         0.83          0.78          0.77          0.70          0.73
Dividends from net investment income ....        (0.83)        (0.78)        (0.77)        (0.70)        (0.73)
Net realized and unrealized gain (loss)
  on investments ........................        (0.96)        (0.36)         0.95          1.84         (1.60)
Distribution from net realized gain .....          --            --          (0.76)          --            --
                                                ------        ------        ------        ------        ------
Net increase (decrease) in net asset
  value .................................        (0.96)        (0.36)         0.19          1.84         (1.60)
                                                ------        ------        ------        ------        ------
Net asset value at the end of period ....       $10.28        $11.24        $11.60        $11.41        $ 9.57
                                                ======        ======        ======        ======        ======

Total Return (%)(b) .....................         -1.2           3.7          15.4          27.3          -8.0

Ratios:
Operating expenses to average net assets(%)       0.85          0.85          0.85          0.85          0.85
Operating expenses to average net assets
  before expense limitation (%) .........         1.26          1.26          1.26          1.53          1.46
Net investment income to average net
  assets (%) ............................         7.56          6.81          6.53          6.46          7.00
Portfolio turnover (%) ..................           52           147           149           148           129

Net assets at end of period (in
  thousands) ............................      $34,314       $43,932       $40,646       $31,793       $28,672

(a) Net of reimbursement which
    amounted to .........................       $ 0.05        $ 0.05        $ 0.05        $ 0.07        $ 0.06
(b) The total return would have been lower had certain expenses not been reimbursed during the period.

                 See accompanying notes to financial statements

                                CGM FIXED INCOME
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1998

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. The Fund commenced operations on March 17, 1992. The investment objective of the Fund is to maximize total return by investing in debt securities and preferred stock that provide current income, capital appreciation or a combination of both income and appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Corporate debt securities are generally valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Premium is amortized against interest income with a corresponding decrease in the cost basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital. The portion derived from capital gains and return of capital will result in a reduction of the Fund's dividend income and an increase in realized and unrealized gain on investments.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1998 there were capital loss carryovers available to offset future realized gains of approximately $1,678,000 expiring in the year 2005.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 1998, purchases and sales of securities other than United States government obligations and short-term investments aggregated $14,326,170 and $17,546,068, respectively. Purchases and sales of United States government obligations aggregated $9,840,580 and $12,887,950, respectively.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1998, the Fund incurred management fees of $249,622 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.65% on the first $200 million of the Fund's average daily net assets, 0.55% of the next $300 million and 0.40% of such assets in excess of $500 million. For the year ended December 31, 1998, CGM waived a portion of its fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1998 these expenses amounted to $9,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1998 was $329. In addition, the Chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. EXPENSE LIMITATION -- Until December 31, 1999, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 0.85% of average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation, CGM waived $159,025 of its management fee. The Fund incurred operating expenses of $326,429, representing 0.85% of the average daily net assets.

                                CGM FIXED INCOME
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Fixed Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Fixed Income Fund at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 8, 1999

CGM FIXED INCOME FUND

7th Annual Report
December 31, 1998

A No-Load Fund

[graphic omitted]

Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

-------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status
[ ] Redemptions
[ ] Exchanges
    Call 800-343-5678
[ ] New Account Procedures
[ ] Prospectuses
[ ] Performance
    Call 800-345-4048
-------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
-------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FAR98                                                        Printed in U.S.A.

TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

CGM Mutual Fund increased 19.3% during the fourth quarter of 1998 while the unmanaged Standard and Poor's 500 Index grew 21.4% and the Merrill Lynch Master Bond Index rose 0.4%. For the year just ended, CGM Mutual Fund posted a total return of 8.2% while the unmanaged S&P 500 and the Merrill Lynch Master Bond indices returned 28.6% and 8.9%, respectively.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
Last year unfolded much as expected with growth in the U.S. economy, healthy gains in productivity and employment, and moderate increases in corporate profits. The market climbed during the first half of the year, but fell precipitously in the third quarter in response to turmoil and falling markets abroad. The Federal Reserve Board reduced interest rates on three occasions over a fairly short period of time and, almost overnight, confidence was restored to the markets. In the fourth quarter, the S&P 500 Index recovered 21% to end the year near 1998 highs.

The one exceptional event of 1998 was a huge jump in the market price of large capitalization company stocks which drove the leading averages to new highs. Though the S&P 500 Index was up 28.6% for the year, the average stock in the Index was up only 5% on an equal weighted basis.

We believe the outlook for 1999 is for more of the same with moderate growth, low inflation, and, perhaps, low interest rates. Casting a shadow over otherwise rosy economic forecasts, however, are commodity prices which are falling across the board. Price pressures are squeezing profit margins to the downside and corporations are being forced to reduce costs as excess capacity grows. Weaker foreign markets for U.S. exports were a drag on the U.S. economy in 1998 and may continue to be in the new year although there are signs that Japan, the second largest economy in the world, is taking steps to resume economic growth. Additionally, the new Euro currency could bolster trade and invigorate the European economy.

From a large capitalization company perspective, the securities markets begin 1999 with generous valuations. However, as we learned in 1998, the securities market is segmented and many smaller and mid-size companies, which have not participated in the rising market, represent good value at current prices. We expect the market to broaden to include those companies in which many of our assets are invested today.

PORTFOLIO STRATEGY
CGM Mutual Fund underperformed its peer group primarily on account of its major concentration (25%) in real estate investment trusts (REITs). Our REIT holdings declined about 20% on a total return basis over the year while market indices showed significant appreciation. Despite volatility during the year which reflected uncertainties in foreign bond markets, our holdings in Asian bonds closed the year with a return only slightly below that of broad bond market indices.

We believe the sharp price declines in REITs are not justified by fundamentals. Favorable supply and demand relationships in the regions and property types served by our REITs should support rising rents and occupancies for these companies. We anticipate strong performance in 1999 for these stocks as they climb back from currently depressed valuation levels.

CGM Mutual Fund is approximately 26% invested in corporate bonds with the balance of portfolio holdings in company stocks we believe are selling at reasonable price-to-earning relationships. The Fund's three largest industry positions in the equity portfolio are in REITs, regional banks and electronic components. The three largest equity holdings are Philip Morris Companies, Chase Manhattan Corporation and Firstar Corporation.

          /s/ Robert L. Kemp

              Robert L. Kemp
              President

          /s/ Kenneth Heebner

              Kenneth Heebner
              Portfolio Manager

January 8, 1999

COMPARISONS OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM MUTUAL FUND, THE UNMANAGED S&P 500 INDEX, AND THE MERRILL
LYNCH MASTER BOND INDEX
assuming reinvestment of dividends and capital gains

                      ------------------------------------
                                CGM Mutual Fund
                          Average Annual Total Returns
                      ------------------------------------
                        1 year    5 year      10 year
                         8.2%      10.2%       13.8%
                      ------------------------------------
                       Past performance is no indication
                               of future results
                      ------------------------------------

                           CGM           Unmanaged         Merrill Lynch
                       Mutual Fund      S&P 500 Index    Master Bond Index
                    -----------------   -------------    -----------------
                         10,000             10,000            10,000
     1989                12,170             13,160            11,420
     1990                12,304             12,752            12,459
     1991                17,336             16,629            14,440
     1992                18,394             17,892            15,538
     1993                22,404             19,700            17,092
     1994                20,230             19,956            16,613
     1995                25,146             27,439            19,686
     1996                31,106             33,750            20,395
     1997                33,657             45,023            22,373
     1998                36,427             57,899            24,365

CGM MUTUAL FUND
PORTFOLIO MANAGER
------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Mutual Fund since 1981. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles Mutual Fund. In addition to CGM Mutual Fund, Mr. Heebner currently manages CGM Capital Development Fund, CGM Realty Fund and CGM Focus Fund as well as two other mutual funds. He also co-manages CGM Fixed Income Fund with Janice Saul.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------

Total Return for Periods Ended December 31, 1998

                                                                         CGM
                                                                     MUTUAL FUND
                                                                     -----------
10 Years ........................................................      +263.8%
 5 Years ........................................................      + 62.5
 1 Year .........................................................      +  8.2
 3 Months .......................................................      + 19.3

The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                                           CGM MUTUAL FUND
 ----------------------------------------------------------------------------------------------------------------------------------
                                                      25 YEAR INVESTMENT RECORD
                                         DECEMBER 31, 1973 -- DECEMBER 31, 1998 (UNAUDITED)
 ----------------------------------------------------------------------------------------------------------------------------------
                                  IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1973
 ----------------------------------------------------------------------------------------------------------------------------------
                      -- AND HAD TAKEN ALL DIVIDENDS                            OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                         AND DISTRIBUTIONS IN CASH                                 GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
               -------------------------------------------------           --------------------------------------------------------
                                            During the Year
                                        You Would Have Received                                       Which Would Represent
                                  ---------------------------------                         ---------------------------------------
                                                                          The Value of                            A Cumulative
                    The Net                                               Your Original                              Change
                  Asset Value        Per Share           Per Share         Investment               An              Expressed
       On           of Your        Capital Gains          Income             At Each              Annual         As An Index With
    December      Share Would      Distributions         Dividends          Year End           Total Return        December 31,
       31          Have Been            of                  of           Would Have Been            of             1973 = 100.0
 ----------------------------------------------------------------------------------------------------------------------------------
      1973          $14.20                                                                                            100.0
      1974           10.27            --                $ 0.46               $10.68               -  24.8%             75.2
      1975           12.44            --                  0.43                13.40               +  25.5              94.4
      1976           13.96            --                  0.43                15.53               +  15.9             109.4
      1977           12.88            --                  0.52                14.89               -   4.1             104.9
      1978           12.83            --                  0.65                15.62               +   4.9             110.0
      1979           13.81            --                  0.72                17.76               +  13.7             125.1
      1980           14.85            --                  0.88                20.39               +  14.8             143.6
      1981           13.90            --                  0.97                20.41               +   0.1             143.7
      1982           18.16            --                  1.09                28.78               +  41.0             202.6
      1983           18.81            --                  1.09                31.63               +   9.9             222.7
      1984           17.01          $ 1.86                0.95                33.62               +   6.3             236.7
      1985           21.53            --                  1.08                45.22               +  34.5             318.4
      1986           22.86            2.75                0.94                56.57               +  25.1             398.3
      1987           20.40            4.52                1.06                64.32               +  13.7             452.9
      1988           19.94            --                  1.10                66.38               +   3.2             467.4
      1989           22.34            0.95                0.93                80.78               +  21.7             568.8
      1990           21.64            --                  0.93*               81.67               +   1.1             575.1
      1991           26.80            2.64                0.97               115.07               +  40.9             810.3
      1992           26.02            1.42                0.93               122.09               +   6.1             859.7
      1993           28.88            1.93                0.86               148.71               +  21.8            1047.1
      1994           25.05            --                  1.04               134.29               -   9.7             945.5
      1995           29.43            0.89                0.77               166.92               +  24.3            1175.3
      1996           31.42            4.15                0.74               206.48               +  23.7            1453.8
      1997           25.52            7.81                0.67               223.41               +   8.2            1573.0
      1998           26.36            0.25                0.98               241.73               +   8.2            1702.0
                                    ------              ------                                    -------
        Totals                      $29.17              $21.19                                    +1602.0
 ----------------------------------------------------------------------------------------------------------------------------------
* Includes $0.05 per share distributed from paid-in capital.
  Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
 ----------------------------------------------------------------------------------------------------------------------------------
  The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 1998
COMMON STOCKS -- 72.7% OF TOTAL NET ASSETS
                                                      SHARES         VALUE(A)
                                                      ------         --------
AUTO AND RELATED -- 5.2%
  Volkswagen A G Sponsored ADR(b) ................   3,100,000    $  48,437,500
                                                                  -------------
BANKS -- MONEY CENTER -- 6.9%
  Chase Manhattan Corporation ....................     960,000       65,340,000
                                                                  -------------
BANKS -- REGIONAL -- 8.4%
  First Union Corporation ........................     329,000       20,007,313
  Firstar Corporation ............................     635,000       59,213,750
                                                                  -------------
                                                                     79,221,063
                                                                  -------------
BEVERAGES AND TOBACCO -- 7.2%
  Philip Morris Companies, Inc. ..................   1,260,000       67,410,000
                                                                  -------------
ELECTRONIC COMPONENTS -- 8.1%
  Intel Corporation ..............................     420,000       49,796,250
  Micron Technology, Inc.(c) .....................     420,000       21,236,250
  Texas Instruments, Inc. ........................      60,000        5,133,750
                                                                  -------------
                                                                     76,166,250
                                                                  -------------
ELECTRONIC AND COMMUNICATION EQUIPMENT -- 5.2%
  Nokia Corporation ADR(b) .......................     405,000       48,777,187
                                                                  -------------
OFFICE EQUIPMENT AND SUPPLY -- 4.8%
  International Business Machines Corporation ....     245,000       45,263,750
                                                                  -------------
REAL ESTATE INVESTMENT TRUSTS -- 25.1%
  Apartment Investment & Management Company ......   1,450,000       53,921,875
  Boston Properties, Inc. ........................   1,900,000       57,950,000
  Crescent Real Estate Equity ....................     710,000       16,330,000
  Developers Diversified Realty ..................     300,000        5,325,000
  Equity Office Properties Trust .................   2,160,000       51,840,000
  Vornado Realty Trust ...........................   1,515,000       51,131,250
                                                                  -------------
                                                                    236,498,125
                                                                  -------------
STEEL -- 1.8%
  Pohang Iron & Steel Limited ADR(b)(d) ..........   1,001,800       16,905,375
                                                                  -------------
TOTAL COMMON STOCKS (Identified Cost $639,082,388)                  684,019,250
                                                                  -------------
BONDS -- 26.1%
                                                     FACE
                                                     AMOUNT
                                                     ------
BANK AND INSURANCE -- 17.1%
  Korea Development Bank, 6.625%, 11/21/03(d) ....  $33,850,000   $  30,258,515
  Korea Development Bank, 7.25%, 5/15/06(d) ......   70,000,000      61,862,500
  Korea Development Bank, 7.375%, 9/17/04(d) .....   75,620,000      69,019,130
                                                                  -------------
                                                                    161,140,145
                                                                  -------------
FINANCE -- 6.8%
  APP International Finance, 11.75%, 10/01/05 ....   46,750,000      30,855,000
  Export Import Bank Korea, 6.375%, 2/15/06(d) ...   39,398,000      33,537,942
                                                                  -------------
                                                                     64,392,942
                                                                  -------------
INDUSTRIAL -- 2.2%
  Pohang Iron & Steel Limited, 7.125%, 11/01/06(d)    9,000,000       7,414,560
  Pohang Iron & Steel Limited, 7.375%, 5/15/05(d) .  15,000,000      12,876,300
                                                                  -------------
                                                                     20,290,860
                                                                  -------------
TOTAL BONDS (Identified Cost $246,343,186) .......                  245,823,947
                                                                  -------------
SHORT-TERM INVESTMENT -- 0.7%
    American Express Credit Corporation,  4.85%,
      1/04/99 (Cost $6,610,000) ..................   6,610,000        6,610,000
                                                                  -------------
TOTAL INVESTMENTS -- 99.5% (Identified
  Cost $892,035,574)(e) ......................................      936,453,197
    Cash and Receivables .....................................       32,353,671
    Liabilities ..............................................      (27,877,268)
                                                                  -------------
TOTAL NET ASSETS -- 100% .....................................    $ 940,929,600
                                                                  =============

(a) See Note 1A.
(b) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) Non-income producing security
(d) The Fund has greater than 10% of its assets at December 31, 1998 invested in Korea.
(e) Federal Tax Information: At December 31, 1998, the net unrealized appreciation on investments based on cost of $892,408,824 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost ........... $  94,322,453
    Aggregate gross unrealized depreciation for all investments in
      which there is an excess of tax cost over value ...........   (50,278,080)
                                                                  -------------
    Net unrealized appreciation ................................. $  44,044,373
                                                                  =============

                 See accompanying notes to financial statements

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS
Investments at value (Identified cost -- $892,035,574) ......      $936,453,197
Cash ........................................................             2,497
Receivable for:
  Securities sold ............................      $23,615,943
  Shares of the Fund sold ....................          635,780
  Dividends and interest .....................        6,853,308
  Foreign Tax Reclaims .......................        1,246,143      32,351,174
                                                    -----------    ------------
                                                                    968,806,868
                                                                   ------------
LIABILITIES
  Payable for:
    Securities purchased                             19,191,289
    Shares of the Fund redeemed ..............        5,515,667
    Distributions declared ...................        2,272,127      26,979,083
                                                    -----------
  Accrued expenses:
    Management fees ..........................          679,297
    Trustees' fees ...........................           20,745
    Accounting and Administration ............            7,000
    Other expenses ...........................          191,143         898,185
                                                    -----------    ------------
                                                                     27,877,268
                                                                   ------------
NET ASSETS ....................................................    $940,929,600
                                                                   ============
  Net Assets consist of:
    Capital paid-in ...........................................    $895,796,723
    Undistributed net investment income .......................         737,701
    Accumulated net realized loss .............................         (22,447)
    Unrealized appreciation on investments -- net .............      44,417,623
                                                                   ------------
NET ASSETS ....................................................    $940,929,600
                                                                   ============
  Shares of beneficial interest outstanding, no par value  ....      35,696,303
                                                                   ============
  Net asset value per share* ..................................          $26.36
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value
  ($940,929,600 / 35,696,303).

                 See accompanying notes to financial statements

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 1998

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $1,042,572) .........      $24,542,209
    Interest .................................................       22,934,733
                                                                    -----------
                                                                     47,476,942
                                                                    -----------
  Expenses
    Management fees ..........................................        8,746,758
    Trustees' fees ...........................................           80,917
    Accounting and Administration ............................           84,000
    Custodian ................................................          165,290
    Transfer agent ...........................................        1,313,946
    Audit and tax services ...................................           35,402
    Legal ....................................................           17,715
    Printing .................................................           84,725
    Registration .............................................           52,217
    Miscellaneous ............................................            7,996
                                                                    -----------
                                                                     10,588,966
                                                                    -----------
  Net investment income ......................................       36,887,976
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Realized gain on investments -- net ......................        8,861,923
    Unrealized appreciation -- net ...........................       34,118,144
                                                                    -----------
    Net gain on investments ..................................       42,980,067
                                                                    -----------

NET CHANGE IN ASSETS FROM OPERATIONS .........................      $79,868,043
                                                                    ===========

                 See accompanying notes to financial statements

                                 CGM MUTUAL FUND
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                  YEAR ENDED DECEMBER 31,
                                                             ----------------------------------
                                                                 1998                 1997
                                                             -------------        -------------
OPERATIONS
  Net investment income ..............................      $   36,887,976       $   24,502,838
  Net realized gain from investments .................           8,861,923          283,265,656
  Unrealized appreciation (depreciation) .............          34,118,144         (206,585,566)
                                                            --------------       --------------
    Change in net assets from operations .............          79,868,043          101,182,928
                                                            --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .........................         (36,150,275)         (25,043,123)
  From net realized gain on investments ..............          (9,194,452)        (283,113,674)
                                                            --------------       --------------
                                                               (45,344,727)        (308,156,797)
                                                            --------------       --------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .......................          44,291,949           88,236,330
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .............          32,073,979           22,656,786
    Distributions from net realized gain .............           8,389,398          263,206,166
                                                            --------------       --------------
                                                                84,755,326          374,099,282
  Cost of shares redeemed ............................        (370,503,481)        (191,493,864)
                                                            --------------       --------------
    Change in net assets derived from capital share
      transactions ...................................        (285,748,155)         182,605,418
                                                            --------------       --------------
  Total change in net assets .........................        (251,224,839)         (24,368,451)

NET ASSETS
  Beginning of period ................................       1,192,154,439        1,216,522,890
                                                            --------------       --------------
  End of the period (including undistributed net
    investment income of $737,701 and $0, respectively)     $  940,929,600       $1,192,154,439
                                                            ==============       ==============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .........................           1,699,743            2,627,268
  Issued in connection with reinvestment of:
    Dividends from net investment income .............           1,233,492              709,138
    Distributions from net realized gain .............             314,649           10,313,957
                                                            --------------       --------------
                                                                 3,247,884           13,650,363
    Redeemed .........................................         (14,267,908)          (5,656,108)
                                                            --------------       --------------
    Net change .......................................         (11,020,024)           7,994,255
                                                            ==============       ==============

                 See accompanying notes to financial statements

                                 CGM MUTUAL FUND
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                               YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------------------
                                           1998           1997            1996            1995           1994
                                           ----           ----            ----            ----           ----
For a share of the Fund outstanding
  throughout each period:
Net asset value at the beginning
  of period .....................         $25.52          $31.42          $29.43          $25.05        $28.88
                                          ------          ------          ------          ------        ------
Net investment income ...........           1.00            0.66            0.75            0.73          1.09
Dividends from net investment
  income ........................          (0.98)          (0.67)          (0.74)          (0.77)        (1.04)
Net realized and unrealized gain
  (loss) on investments .........           1.07            1.92            6.13            5.31         (3.88)
Distribution from net realized
  gain ..........................          (0.25)          (7.81)          (4.15)          (0.89)          --
                                          ------          ------          ------          ------        ------
Net increase (decrease) in net
  asset value ...................           0.84           (5.90)           1.99            4.38         (3.83)
                                          ------          ------          ------          ------        ------
Net asset value at end of period          $26.36          $25.52          $31.42          $29.43        $25.05
                                          ======          ======          ======          ======        ======
Total Return (%) ................            8.2             8.2            23.7            24.3          -9.7
Ratios:
Operating expenses to average net
  assets (%) ....................           1.02            0.98            0.87            0.91          0.92
Net investment income to average
  net assets (%) ................           3.56            1.91            2.33            2.55          4.39
Portfolio turnover (%) ..........            280             386             192             291           173
Net assets at end of period (in
  thousands) ($).................        940,930       1,192,154       1,216,523       1,154,439     1,063,375

               See accompanying notes to financial statements.

-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1998

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other Funds whose financial statements are not presented herein. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital. The portion derived from capital gains and return of capital will result in a reduction of the Fund's dividend income and an increase in realized and unrealized gain on investments.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 1998, purchases and sales of securities other than United States government obligations and short-term investments aggregated $2,721,906,132 and $2,750,298,490, respectively. Purchases and sales of United States government obligations aggregated $250,071,122 and $533,038,345, respectively.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1998, the Fund incurred management fees of $8,746,758, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $84,000 is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1998 was $9,829. In addition, the Chairman of the Independent Trustees Committee receives an annual retainer of $1,500.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Mutual Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Mutual Fund at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 8, 1999

                                 CGM MUTUAL FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES                          INVESTMENT ADVISER

PETER O. BROWN                             CAPITAL GROWTH MANAGEMENT LIMITED
NICHOLAS J. GRANT                            PARTNERSHIP
G. KENNETH HEEBNER                         Boston, Massachusetts 02110
ROBERT L. KEMP
ROBERT B. KITTREDGE                        TRANSFER AND DIVIDEND PAYING
LAURENS MACLURE                            AGENT AND CUSTODIAN OF ASSETS
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY                         STATE STREET BANK AND TRUST COMPANY
                                           Boston, Massachusetts 02102
OFFICERS
                                           SHAREHOLDER SERVICING AGENT
ROBERT L. KEMP, President                  FOR STATE STREET BANK AND
G. KENNETH HEEBNER, Vice President         TRUST COMPANY
LESLIE A. LAKE, Vice President and
  Secretary                                BOSTON FINANCIAL DATA SERVICES, INC.
KATHLEEN S. HAUGHTON, Vice President       P.O. Box 8511
MARTHA I. MAGUIRE, Vice President          Boston, Massachusetts 02266-8511
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice
  President
FRANK N. STRAUSS, Treasurer

CGM MUTUAL FUND

69th Annual Report
December 31, 1998

A No-Load Fund

[graphic omitted]

Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

-------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status
[ ] Redemptions
[ ] Exchanges
    Call 800-343-5678
[ ] New Account Procedures
[ ] Prospectuses
[ ] Performance
    Call 800-345-4048
-------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
-------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MAR98                                                        Printed in U.S.A.

TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

CGM American Tax Free Fund was unchanged during the fourth quarter of 1998 compared to the Lehman Municipal Bond Index which increased 0.6% over the same period. For the year just ended, CGM American Tax Free Fund returned 6.5% as did the Lehman Municipal Bond Index, all on a total return basis.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
Last year unfolded much as expected with growth in the U.S. economy, healthy gains in productivity and employment, and moderate increases in corporate profits. The market climbed during the first half of the year, but fell precipitously in the third quarter in response to turmoil and falling markets abroad. The Federal Reserve Board reduced interest rates on three occasions over a fairly short period of time and, almost overnight, confidence was restored to the markets. In the fourth quarter, the S&P 500 Index recovered 21% to end the year near 1998 highs.

In the bond market, long U.S. Treasuries provided the best overall returns during 1998. Other markets, both domestic and foreign, experienced a severe drop in liquidity and dramatic increases in risk premiums. However, as the aftershocks of the second wave of Asian economic crisis and the Russian collapse diminish, we believe the bond market seems to be recovering from its period of heightened risk aversion.

We believe the economic outlook for 1999 is for more of the same with moderate growth, low inflation, and, perhaps, low interest rates. Casting a shadow over otherwise rosy forecasts, however, are commodity prices which are falling across the board. Price pressures are squeezing profit margins to the downside and corporations are being forced to reduce costs as excess capacity grows. Weaker foreign markets for U.S. exports were a drag on the U.S. economy in 1998 and may continue to be in the new year although there are signs that Japan, the second largest economy in the world, is taking steps to resume economic growth. Additionally, the new Euro currency could bolster trade and invigorate the European economy. In our view, the year ahead should prove positive for bonds given the current low inflationary environment.

PORTFOLIO STRATEGY
The municipal bond market performed well during 1998 in spite of the stock market lure for investors. Though municipal yields are low by recent historical measures, they continued to be compelling on a tax-adjusted basis throughout the year.

CGM American Tax Free Fund delivered a good performance in 1998 given holdings of highly liquid, long discount bonds and high-coupon, lower quality industrial development bonds. We maintained a somewhat bullish interest rate exposure for the better part of the year capitalizing on falling rates.

Looking forward, low absolute yields on municipal securities and competing investments could hold tax exempt rates at today's levels despite the positive outlook for the general bond market. Nevertheless, municipal bonds continue to offer an attractive and relatively safe investment vehicle to investors in the maximum tax bracket.

CGM American Tax Free Fund's largest sectors are industrial revenue, general obligation, and transportation bonds. The Fund's three largest holdings are Hodge Louisiana (Stone Container), Washington State General Obligation Bonds and Howard County Maryland Multi-family housing (Chase Glen Apartments).

                /s/ Robert L. Kemp

                    Robert L. Kemp
                    President

                /s/ Janice H. Saul

                    Janice H. Saul
                    Portfolio Manager
January 8, 1999

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM AMERICAN TAX FREE FUND AND THE LEHMAN MUNICIPAL
BOND INDEX
assuming reinvestment of dividends and capital gains

                      ------------------------------------
                           CGM American Tax Free Fund
                          Average Annual Total Returns
                      ------------------------------------
                        1 year    5 year    Life of Fund*
                         6.5%      5.3%         5.7%
                     *(Annualized from 11/10/93 - 12/31/98)
                      ------------------------------------
                       Past performance is no indication
                               of future results
                      ------------------------------------

                      CGM American           Lehman Municipal
                      Tax Free Fund             Bond Index
                    -----------------        -----------------
11/10/1993               10,000                   10,000
      1993               10,290                   10,040
      1994                9,446                    9,518
      1995               11,147                   11,184
      1996               11,470                   11,676
      1997               12,503                   12,750
      1998               13,316                   13,579

CGM AMERICAN TAX FREE FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Janice H. Saul joined Capital Growth Management in June 1993, and assumed management of CGM American Tax Free Fund at its inception, November 10, 1993. Ms. Saul's experience with municipal securities began in 1979 at Scudder, Stevens, and Clark. In 1983, she joined Loomis, Sayles and Company where she ran private accounts for nine years. From 1991 until May 1993, Ms. Saul managed a new long-term municipal bond fund at Loomis, Sayles and Company. Ms. Saul currently is also co-manager of CGM Fixed Income Fund.

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Periods Ended December 31, 1998

                                                                 CGM AMERICAN
                                                                 TAX FREE FUND
                                                                 -------------
5 Years .........................................................   +29.4%
1 Year ..........................................................   + 6.5
3 Months ........................................................   + 0.0

The Fund's average annual total returns for the five year period ended December 31, 1998 and from inception (November 10, 1993) through December 31, 1998 are +5.3% and +5.7%, respectively. The adviser has agreed to absorb the Fund's total operating expenses through December 31, 1999. Otherwise, the Fund's total return for each period would have been lower.

The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 1998
MUNICIPAL BONDS -- 94.9% OF TOTAL NET ASSETS
                                                                           FACE
                                                                           AMOUNT         VALUE(a)
                                                                           ------         --------
CALIFORNIA -- 11.3%
  California State General Obligation Bonds, 4.50%, 12/01/21 ........    $  500,000      $   465,470
  Los Angeles Regional Airport, 6.875%, 11/15/12 ....................       500,000          548,150
  Metropolitan Water District Southern California, 5.00%, 7/01/37 ...       500,000          494,100
  Sacramento County Airport, 5.00%, 7/01/26 .........................       500,000          497,040
                                                                                         -----------
                                                                                           2,004,760
                                                                                         -----------
COLORADO -- 7.0%
  Denver City & County Airport, 5.25%, 11/15/23 .....................       500,000          509,505
  E470 Public Highway Authority, 5.00%, 9/01/26 .....................       750,000          737,805
                                                                                         -----------
                                                                                           1,247,310
                                                                                         -----------
FLORIDA -- 1.5%
  Polk County Industrial Development Authority Revenue Bonds
    (IMC Fertilizer), 7.525%, 1/01/15 ...............................       250,000          272,277
                                                                                         -----------
HAWAII -- 0.6%
  Honolulu City and County Mortgage Revenue, 7.80%, 7/01/24 .........        95,000          101,425
                                                                                         -----------
KENTUCKY -- 2.4%
  Kenton County Airport Revenue Bonds (Delta Airlines),
    6.75%, 2/01/02 ..................................................       400,000          426,108
                                                                                         -----------
LOUISIANA -- 6.0%
  Hodge Utility Revenue Bonds (Stone Container), 9.00%, 3/01/10 .....     1,000,000        1,059,090
                                                                                         -----------
MARYLAND -- 4.7%
  Howard County Multifamily, Chase Glen Apartments, 7.00%, 7/01/24(b)       750,000          834,000
                                                                                         -----------
MASSACHUSETTS -- 11.3%
  Massachusetts Municipal Wholesale Electric, 8.75%, 7/01/18 ........       330,000          401,085
  Massachusetts Port Authority, 5.00%, 7/01/27 ......................       500,000          491,790
  Massachusetts State General Obligation, 0%, 8/01/18 ...............     1,000,000          375,380
  Massachusetts State Turnpike Authority, 5.00%, 1/01/37 ............       750,000          730,095
                                                                                         -----------
                                                                                           1,998,350
                                                                                         -----------
MICHIGAN -- 4.5%
  Michigan State Housing Development, 7.05%, 10/01/12 ...............       295,000          315,482
  Wayne Charter County Airport, 5.00%, 12/01/28 .....................       500,000          484,885
                                                                                         -----------
                                                                                             800,367
                                                                                         -----------
NEW JERSEY -- 2.7%
  New Jersey Health Care Facilities, 4.75%, 7/01/28 .................       500,000          476,385
                                                                                         -----------
NEW YORK -- 12.0%
  Long Island Power Authority, 5.25%, 12/01/26 ......................       500,000          502,105
  New York General Obligation Bonds Series B, 8.25%, 6/01/05 ........       100,000          122,148
  New York General Obligation Bonds Series J, 5.50%, 2/15/26 ........       500,000          515,130
  New York State Dormitory Authority Revenue Bonds, 5.75%, 7/01/13 ..       250,000          275,415
  New York State Dormitory Authority Revenue Bonds, 5.875%, 5/15/11 .       250,000          281,285
  Port Authority New York and New Jersey Special Obligation,
    9.125%, 12/01/15 ................................................       395,000          433,129
                                                                                         -----------
                                                                                           2,129,212
                                                                                         -----------
PUERTO RICO -- 4.3
  Puerto Rico Commonwealth Infrastructure, 5.00%, 7/01/28 ...........       750,000          752,513
                                                                                         -----------
TEXAS -- 12.9%
  Alliance Airport Authority Special Facilities Revenue Bonds
    (American Airlines Inc. Project), 7.00%, 12/01/11 ...............       250,000          295,532
  Bexar County Health Facilities, 5.375%, 11/15/22 ..................       500,000          510,905
  Harris County Health Facilities, 5.125%, 6/01/22 ..................       750,000          746,415
  North Texas Thruway Authority, 5.00%, 1/01/20 .....................       500,000          494,235
  San Antonio Electric and Gas, 4.50%, 2/01/21 ......................       250,000          233,398
                                                                                         -----------
                                                                                           2,280,485
                                                                                         -----------
VIRGINIA -- 2.2%
  Hopewell Industrial Development Authority (Stone Container),
    8.25%, 6/01/16 ..................................................       350,000          389,476
                                                                                         -----------
WASHINGTON -- 8.6%
  Washington State General Obligation, 0%, 7/01/17 ..................     2,550,000        1,038,309
  Seattle Municipal Light and Power, 4.875%, 6/01/21 ................       500,000          485,055
                                                                                         -----------
                                                                                           1,523,364
                                                                                         -----------
WISCONSIN -- 2.9%
  Southeast Wisconsin Professional Baseball Park District, 0%,
    12/15/27 ........................................................     2,250,000          504,968
                                                                                         -----------
TOTAL MUNICIPAL BONDS (Identified Cost $16,249,297) .................                     16,800,090
                                                                                         -----------
SHORT-TERM INVESTMENTS -- 3.9%

American Express Credit Corporation, 4.85%, 1/04/99 (Cost
  $700,000) .........................................................       700,000          700,000
                                                                                         -----------
TOTAL INVESTMENTS -- 98.8% (Identified Cost $16,949,297)(c) .......................       17,500,090
            Cash and Receivables ..................................................          273,971
            Liabilities ...........................................................          (67,913)
                                                                                         -----------
TOTAL NET ASSETS -- 100.0% ........................................................      $17,706,148
                                                                                         ===========
(a) See Note 1A.
(b) Variable or floating rate security. Rate disclosed is as of December 31, 1998.
(c) Federal Tax Information: At December 31, 1998 the net unrealized appreciation on investments based on cost of $16,949,297 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is
      an excess of value over tax cost ............................................      $   583,592
    Aggregate gross unrealized depreciation for all investments in which there is
      an excess of tax cost over value ............................................          (32,799)
                                                                                         -----------
    Net unrealized appreciation ...................................................      $   550,793
                                                                                         ===========

                              See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS
  Investments at value (Identified cost -- $16,949,297) ......      $17,500,090
  Cash .......................................................            4,797
  Receivable for:
    Shares of the Fund sold ....................      $ 15,512
    Interest ...................................       253,662          269,174
                                                      --------      -----------
                                                                     17,774,061
                                                                    -----------
LIABILITIES
  Payable for:
    Shares of the Fund redeemed ................         1,001
    Expense advance from adviser ...............        39,475
    Distributions declared .....................        27,437           67,913
                                                      --------      -----------
NET ASSETS ...................................................      $17,706,148
                                                                    ===========
  Net Assets consist of:
    Capital paid-in ..........................................      $18,038,669
    Undistributed net investment income ......................            1,475
    Accumulated net realized loss ............................         (884,789)
    Unrealized appreciation on investments -- net ............          550,793
                                                                    -----------
NET ASSETS ...................................................      $17,706,148
                                                                    ===========
  Shares of beneficial interest outstanding, no par value  ...        1,813,202
                                                                    ===========
  Net asset value per share* .................................            $9.77
                                                                    ===========

* Shares of the Fund are sold and redeemed at net asset value
  ($17,706,148 / 1,813,202).

                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 1998

INVESTMENT INCOME
  Income
    Interest .....................................................   $ 879,126
                                                                     ---------
  Expenses
    Management fees ..............................................      93,642
    Trustees' fees ...............................................      22,220
    Accounting and Administration ................................       3,000
    Custodian ....................................................      52,400
    Transfer agent ...............................................      24,850
    Audit and tax services .......................................      21,900
    Legal ........................................................      14,660
    Printing .....................................................      13,100
    Registration .................................................      16,807
    Miscellaneous ................................................         409
                                                                     ---------
                                                                       262,988
    Less expenses assumed by the investment adviser ..............    (262,988)
                                                                     ---------
    Net investment income ........................................     879,126
                                                                     ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized gain on investments -- net ............................      68,196
  Unrealized appreciation -- net .................................      26,584
                                                                     ---------
  Net gain on investments ........................................      94,780
                                                                     ---------
NET CHANGE IN ASSETS FROM OPERATIONS .............................   $ 973,906
                                                                     =========

                 See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED DECEMBER 31,
                                                                  -----------------------------
                                                                      1998              1997
                                                                  -----------       -----------
FROM OPERATIONS
  Net investment income ....................................      $   879,126       $   806,023
  Net realized gain from investments .......................           68,196           158,954
  Unrealized appreciation ..................................           26,584           172,076
                                                                  -----------       -----------
    Change in net assets from operations ...................          973,906         1,137,053
                                                                  -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................         (877,714)         (806,094)
                                                                  -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................        4,055,485         3,124,269
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ...................          601,144           588,720
                                                                  -----------       -----------
                                                                    4,656,629         3,712,989
  Cost of shares redeemed ..................................       (1,489,676)       (2,030,606)
                                                                  -----------       -----------
    Change in net assets derived from capital share
      transactions .........................................        3,166,953         1,682,383
                                                                  -----------       -----------
  Total change in net assets ...............................        3,263,145         2,013,342

NET ASSETS
  Beginning of period ......................................       14,443,003        12,429,661
                                                                  -----------       -----------
  End of period (including undistributed net investment
    income of $1,475 and $63, respectively) ................      $17,706,148       $14,443,003
                                                                  ===========       ===========
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................          415,494           327,534
  Issued in connection with reinvestment of:
    Dividends from net investment income ...................           61,756            61,837
                                                                  -----------       -----------
                                                                      477,250           389,371
    Redeemed ...............................................         (153,268)         (213,563)
                                                                  -----------       -----------
    Net change .............................................          323,982           175,808
                                                                  ===========       ===========

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                 YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------------------
                                               1998          1997          1996          1995          1994
                                              ------        ------        ------        ------        ------
For a share of the Fund outstanding throughout
  each period:
Net asset value at the beginning of
  period ..............................       $ 9.70        $ 9.46        $ 9.77        $ 8.83        $10.25
                                              ------        ------        ------        ------        ------
Net investment income (a) .............         0.55          0.58          0.58          0.61          0.58
Dividends from net investment income ..        (0.55)        (0.58)        (0.58)        (0.61)        (0.58)
Net realized and unrealized gain (loss)
  on investments ......................         0.07          0.24         (0.31)         0.94         (1.42)
                                              ------        ------        ------        ------        ------
Net increase (decrease) in net asset
  value ...............................         0.07          0.24         (0.31)         0.94         (1.42)
                                              ------        ------        ------        ------        ------
Net asset value at end of period ......       $ 9.77        $ 9.70        $ 9.46        $ 9.77        $ 8.83
                                              ======        ======        ======        ======        ======
Total Return (%) (b) ..................          6.5           9.0           2.9          18.0          -8.2

Ratios:
Operating expenses to average net
  assets (%) ..........................            0             0             0             0             0
Operating expenses to average net
  assets before waiver (%) ............         1.69          2.04          2.14          2.59          2.42
Net investment income to average net
  assets (%) ..........................         5.63          6.11          6.10          6.50          6.39
Portfolio turnover (%) ................           37           140           107           125           169
Net assets at end of period (in
  thousands) ..........................      $17,706       $14,443       $12,430       $11,855       $10,150

(a) Net of fees waived and reimbursed
      amounted to .....................       $ 0.16        $ 0.19        $ 0.20        $ 0.24        $ 0.22
(b) The total return would have been lower had the total fees and expenses not been waived or reimbursed during the period.

                                See accompanying notes to financial statements

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1998

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. The Fund commenced operations on November 10, 1993. The primary investment objective of the Fund is to provide high current income exempt from federal income tax. The Fund's secondary investment objective is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Premium is amortized against interest income with a corresponding decrease in the cost basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable and tax exempt income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1998, there were capital loss carryovers available to offset future realized gains of $659,836 expiring in the year 2002 and $224,953 expiring in 2004.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. OTHER -- The Fund has greater than 10% of its net assets at December 31, 1998 invested in California, Massachusetts, New York and Texas. There are certain risks arising from geographical concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 1998, purchases and sales of securities other than United States government obligations and short-term investments aggregated $8,325,205 and $5,571,559, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1998, the Fund incurred management fees of $93,642 payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.60% on the first $500 million of the Fund's average daily net assets, 0.55% of the next $500 million and 0.45% of such assets in excess of $1 billion. CGM waived its entire fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1998 these expenses amounted to $3,000 and are shown separately in the financial statements as Accounting and Administration. The entire expense was waived by CGM. See Note 4.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1998 was $99. In addition, the Chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. EXPENSE LIMITATION -- Until December 31, 1999, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to waive its management fee and to assume all expenses of the Fund. For the year ended December 31, 1998, CGM waived its entire management fee of $93,642, the entire Accounting and Administration expense of $3,000 and assumed Fund expenses of $166,346.

                           CGM AMERICAN TAX FREE FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM American Tax Free Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM American Tax Free Fund at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 8, 1999

CGM
AMERICAN
TAX FREE FUND

6th Annual Report
December 31, 1998

A No-Load Fund

[graphic omitted]

Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership


INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

-------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status
[ ] Redemptions
[ ] Exchanges
    Call 800-343-5678
[ ] New Account Procedures
[ ] Prospectuses
[ ] Performance
    Call 800-345-4048

-------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449

------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

AAR98                                                        Printed in U.S.A.

TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

CGM Realty Fund declined -1.4% during the fourth quarter of 1998 compared to the National Association of Real Estate Investment Trust's (NAREIT) Equity REIT Index which fell -2.9% over the same period. For the year just ended, CGM Realty Fund declined -21.2% while the NAREIT Equity REIT Index fell -17.5%, all on a total return basis.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
Last year unfolded much as expected with growth in the U.S. economy, healthy gains in productivity and employment, and moderate increases in corporate profits. The market climbed during the first half of the year, but fell precipitously in the third quarter in response to turmoil and falling markets abroad. The Federal Reserve Board reduced interest rates on three occasions over a fairly short period of time and, almost overnight, confidence was restored to the markets. In the fourth quarter, the S&P 500 Index recovered 21% to end the year near 1998 highs.

The one exceptional event of 1998 was a huge jump in the market price of large capitalization company stocks which drove the leading averages to new highs. Though the S&P 500 Index was up 28.6% for the year, the average stock in the Index was up only 5% on an equal weighted basis.

We believe the outlook for 1999 is for more of the same with moderate growth, low inflation, and, perhaps, low interest rates. Casting a shadow over otherwise rosy economic forecasts, however, are commodity prices which are falling across the board. Price pressures are squeezing profit margins to the downside and corporations are being forced to reduce costs as excess capacity grows. Weaker foreign markets for U.S. exports were a drag on the U.S. economy in 1998 and may continue to be in the new year although there are signs that Japan, the second largest economy in the world, is taking steps to resume economic growth. Additionally, the new Euro currency could bolster trade and invigorate the European economy.

From a large capitalization company perspective, the securities markets begin 1999 with generous valuations. However, as we learned in 1998, the securities market is segmented and many smaller and mid-size companies, which have not participated in the rising market, represent good value at current prices. We expect the market to broaden to comprise smaller capitalization companies including many of the real estate investment trusts (REITs) in which our assets are invested today.

PORTFOLIO STRATEGY
CGM Realty Fund was fully invested in REITs throughout 1998 with more than half the portfolio in the office and industrial sector. While we viewed the outlook for the office and industrial sector as the most attractive in the group, this was the worst performing sector in the REIT universe during 1998 and was the principal factor in the disappointing total return of -21.2% for the year.

We believe the significant decline in REIT prices is unrelated to fundamentals and constitutes a buying opportunity. The companies we own operate in property types and regions where supply and demand are favorable and we anticipate rising occupancies and rental rates. While we hope that a recovery in REIT valuations will permit accretive acquisitions, our companies should experience rising cash flows even if this does not occur as existing leases expire and are replaced by higher market rents.

CGM Realty Fund's largest sector positions are in office/industrial REITs, apartment REITs and hotel REITs. The Fund's three largest holdings are SL Green Realty Corporation, Prime Group Realty Trust and Apartment Investment & Management Company.

          /s/ Robert L. Kemp

              Robert L. Kemp
              President


          /s/ G. Kenneth Heebner

              G. Kenneth Heebner
              Portfolio Manager

January 8, 1999

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM REALTY FUND AND THE UNMANAGED S&P 500 INDEX assuming reinvestment of dividends and capital gains

                      ------------------------------------
                                CGM Realty Fund
                          Average Annual Total Returns
                      ------------------------------------
                         1 year             Life of Fund*
                         -21.2%                12.5%
                      *(Annualized from 5/13/94 - 12/31/98)
                      ------------------------------------
                       Past performance is no indication
                               of future results
                      ------------------------------------

                          CGM                    Unmanaged
                       Realty Fund             S&P 500 Index
                    -----------------        -----------------
 5/13/1994               10,000                   10,000
12/31/1994               10,020                   10,340
12/31/1995               12,004                   14,218
12/31/1996               17,298                   17,488
12/31/1997               21,916                   23,328
12/31/1998               17,270                   30,000

CGM REALTY FUND
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Realty Fund since its inception on May 13, 1994. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Realty Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund and CGM Focus Fund, and two other mutual funds. He also co-manages CGM Fixed Income Fund with Janice Saul.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------

Total Return for Periods Ended December 31, 1998

                                        THE FUND'S
                          CGM         AVERAGE ANNUAL    NAREIT EQUITY
                      REALTY FUND      TOTAL RETURN       REIT INDEX
                        --------     ----------------  ----------------
3 Years .............    +44.0%           +12.9%            +10.3%
1 Year ..............    -21.2            -21.2             -17.5%
3 Months ............    - 1.4              --              - 2.9%

The Fund's average annual total return since inception (May 13, 1994) through December 31, 1998 is +12.5%. The adviser limited the Fund's total operating expenses to 1.00% of its average net assets through December 31, 1997. Otherwise, the Fund's total return for the three year period would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                 CGM REALTY FUND
-------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 1998

REAL ESTATE INVESTMENT TRUSTS -- 98.8% OF TOTAL NET ASSETS

                                                                           SHARES           VALUE(a)
                                                                           ------           --------
APARTMENTS -- 13.4%
  Apartment Investment & Management Company .........................       775,000       $ 28,820,312
  Home Properties New York, Inc. ....................................     1,067,000         27,475,250
                                                                                          ------------
                                                                                            56,295,562
                                                                                          ------------
HOTELS -- 9.5%
  Lasalle Hotel Properties ..........................................     1,677,000         17,398,875
  Meristar Hospitality Corporation ..................................     1,197,425         22,227,202
                                                                                          ------------
                                                                                            39,626,077
                                                                                          ------------
MISCELLANEOUS -- 4.9%
  Glenborough Realty Trust, Inc. ....................................     1,014,200         20,664,325
                                                                                          ------------
OFFICE & INDUSTRIAL -- 65.9%
  Alexandria Real Estate Equity .....................................       682,400         21,111,750
  Boston Properties, Inc. ...........................................       824,000         25,132,000
  Brandywine Realty Trust ...........................................     1,340,000         23,952,500
  Crescent Real Estate Equities .....................................       851,000         19,573,000
  Equity Office Properties Trust ....................................       867,000         20,808,000
  Liberty Property Trust ............................................       622,600         15,331,525
  Pacific Gulf Properties, Inc. .....................................       971,400         19,488,713
  Parkway Properties, Inc. ..........................................       512,000         16,000,000
  Prentiss Properties Trust .........................................     1,026,000         22,892,625
  Prime Group Realty Trust ..........................................     2,285,100         34,562,137
  SL Green Realty Corporation .......................................     1,785,000         38,600,625
  Vornado Realty Trust ..............................................       549,000         18,528,750
                                                                                          ------------
                                                                                           275,981,625
                                                                                          ------------
RETAIL -- 5.1%
  Crown American Realty Trust .......................................     1,132,400          8,776,100
  Pan Pacific Retail Properties, Inc. ...............................       315,600          6,292,275
  Philips International Realty Corporation ..........................       405,000          6,226,875
                                                                                          ------------
                                                                                            21,295,250
                                                                                          ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified Cost $462,875,756) ..                      413,862,839
                                                                                          ------------

INVESTMENTS AS OF DECEMBER 31, 1998 (CONTINUED)

                                                                           FACE
SHORT-TERM INVESTMENT -- 0.2%                                              AMOUNT           VALUE(a)
                                                                           ------           --------
    American Express Credit Corporation, 4.85%, 1/04/99 (Cost
      $980,000) .....................................................    $  980,000       $    980,000
                                                                                          ------------

TOTAL INVESTMENTS -- 99.0% (Identified Cost $463,855,756)(b) .......................       414,842,839
    Cash, receivables and other assets .............................................        11,776,897
    Liabilities ....................................................................        (7,718,264)
                                                                                          ------------
TOTAL NET ASSETS -- 100% ...........................................................      $418,901,472
                                                                                          ============
(a) See Note 1A.
(b) Federal Tax Information: At December 31, 1998 the net unrealized depreciation on investments based on cost of $466,505,328 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is
      an excess of value over tax cost .............................................      $ 13,502,117
    Aggregate gross unrealized depreciation for all investments in which there is
      an excess of tax cost over value .............................................       (65,164,606)
                                                                                          -------------
    Net unrealized depreciation ....................................................      $ (51,662,489)
                                                                                          =============

                                See accompanying notes to financial statements

                                 CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 1998

ASSETS
 Investments at value (Identified
   cost -- $463,855,756) ....................................      $414,842,839
 Cash ......................................................              4,437
 Receivable for:
   Securities sold ..........................      $5,567,702
   Shares of the Fund sold ..................         551,571
   Dividends and interest ...................       5,648,152        11,767,425
                                                   ----------
 Unamortized organizational expenses .......................              5,035
                                                                   ------------
                                                                    426,619,736
                                                                   ------------
LIABILITIES
 Payable for:
   Shares of the Fund redeemed ..............       5,880,548
   Distributions declared ...................       1,436,424         7,316,972
                                                   ----------
 Accrued expenses:
   Management fees ..........................         310,054
   Trustees' fees ...........................           9,611
   Accounting and Administration ............           3,000
   Other expenses ...........................          78,627           401,292
                                                   ----------      ------------
                                                                      7,718,264
                                                                   ------------
NET ASSETS ..................................................      $418,901,472
                                                                   ============
 Net Assets consist of:
   Capital paid-in ..........................................      $524,385,737
   Accumulated net realized loss ............................       (56,471,348)
   Unrealized depreciation on investments -- net ............       (49,012,917)
                                                                   ------------
NET ASSETS .................................................       $418,901,472
                                                                   ============
 Shares of beneficial interest
   outstanding, no par value  ...............................        36,157,518
                                                                   ============
 Net asset value per share* ................................             $11.59
                                                                   ============

* Shares of the Fund are sold and redeemed at net asset value
  ($418,901,472 / 36,157,518).

                 See accompanying notes to financial statements

                                 CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Year Ended December 31, 1998

INVESTMENT INCOME
 Income
  Dividends ...............................................      $  26,931,969
  Interest ................................................            118,017
                                                                 -------------
                                                                    27,049,986
                                                                 -------------
 Expenses
  Management fees .........................................          4,238,774
  Trustees' fees ..........................................             37,055
  Accounting and Administration ...........................             36,000
  Custodian ...............................................            101,382
  Transfer agent ..........................................            540,669
  Audit and tax services ..................................             24,900
  Legal ...................................................             20,737
  Printing ................................................             49,466
  Registration ............................................            152,324
  Amortization of organization expense ....................             14,038
  Line of credit commitment fee ...........................             20,000
  Miscellaneous ...........................................              4,047
                                                                 -------------
                                                                     5,239,392
                                                                 -------------
 Net investment income ....................................         21,810,594
                                                                 -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Realized loss on investments -- net                              (56,462,786)
  Unrealized depreciation -- net ..........................        (93,081,106)
                                                                 -------------
  Net loss on investments .................................       (149,543,892)
                                                                 -------------
NET CHANGE IN ASSETS FROM OPERATIONS ......................      $(127,733,298)
                                                                 =============

                 See accompanying notes to financial statements

                                 CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                                         YEAR ENDED
                                                                        DECEMBER 31,
                                                                -------------------------------
                                                                   1998               1997
                                                                ------------       ------------
FROM OPERATIONS
  Net investment income ..................................      $ 21,810,594       $ 15,337,560
  Net realized gain (loss) from investments ..............       (56,462,786)        56,525,787
  Unrealized appreciation (depreciation) .................       (93,081,106)         9,136,478
                                                                ------------       ------------
    Change in net assets from operations .................      (127,733,298)        80,999,825
                                                                ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..................................       (21,820,376)       (15,347,351)
  Net realized gain on investments .......................            --            (56,478,540)
  Tax return of capital ..................................        (6,031,564)          (959,745)
                                                                ------------       ------------
                                                                 (27,851,940)       (72,785,636)
                                                                ------------       ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...........................       336,265,354        386,218,359
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .................        18,483,827         12,925,041
    Distributions from net realized gain .................         --                49,450,035
    Tax return of capital ................................         5,109,279            758,662
                                                                ------------       ------------
                                                                 359,858,460        449,352,097
  Cost of shares redeemed ................................      (274,820,721)      (129,844,349)
                                                                ------------       ------------
    Change in net assets derived from capital share
      transactions .......................................        85,037,739        319,507,748
                                                                ------------       ------------
  Total change in net assets .............................       (70,547,499)       327,721,937
NET ASSETS
  Beginning of period ....................................       489,448,971        161,727,034
                                                                ------------       ------------
  End of period ..........................................      $418,901,472       $489,448,971
                                                                ============       ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .............................        23,546,700         24,655,430
  Issued in connection with reinvestment of:
    Dividends from net investment income .................         1,474,850            814,265
    Distributions from net realized gain .................            --              3,169,874
    Distributions from tax return of capital .............           407,676             50,920
                                                                ------------       ------------
                                                                  25,429,226         28,690,489
    Redeemed .............................................       (20,652,412)        (8,465,532)
                                                                ------------       ------------
    Net change ...........................................         4,776,814         20,224,957
                                                                ============       ============

                         See accompanying notes to financial statements

                                                          CGM REALTY FUND
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                           FOR THE YEAR ENDED                                     FOR THE PERIOD
                                                              DECEMBER 31,                                       MAY 13, 1994(c)
                                  ---------------------------------------------------------------------              THROUGH
                                         1998                1997               1996               1995         DECEMBER 31, 1994
                                        ------              ------             ------            ------         -----------------
For a share of the Fund outstanding
  throughout each period:
Net asset value at the beginning
  of period ....................        $15.60              $14.50             $10.89            $ 9.71                $10.00
                                        ------              ------             ------            ------                ------
Net investment income (a) ......          0.59                0.64               0.52              0.54                  0.31
Dividends from net investment
  income .......................         (0.59)              (0.64)             (0.52)            (0.54)                (0.23)
Distributions from net realized
  gain .........................           --                (2.03)             (0.41)              --                    --
Distributions from tax return of
  capital  .....................         (0.16)              (0.04)               --              (0.14)                (0.08)
Distributions in excess of net
  investment income                        --                  --               (0.12)              --                    --
Net realized and unrealized gain
  (loss) on investments ........         (3.85)               3.17               4.14              1.32                 (0.29)
                                        ------              ------             ------            ------                ------
Net increase (decrease) in net
  asset value ..................         (4.01)               1.10               3.61              1.18                 (0.29)
                                        ------              ------             ------            ------                ------
Net asset value at end of period        $11.59              $15.60             $14.50            $10.89                $ 9.71
                                        ======              ======             ======            ======                ======
Total Return (%) ...............         -21.2                26.7(b)            44.1(b)           19.8(b)                0.2(b)(d)

Ratios:
Operating expenses to average
  net assets (%)                          1.04                1.00               1.00              1.00                  1.00(e)
Operating expenses to average
  net assets before expense
  limitation (%) ...............           N/A                1.07               1.25              1.68                  2.00(e)
Net income to average net assets
  (%) ..........................          4.35                4.48               4.97              5.51                  7.40(e)
Portfolio turnover (%) .........            86                 128                 57                85                    47(e)

Net assets at end of period (in
  thousands) ...................      $418,901            $489,449           $161,727           $47,694               $34,277

(a) Net of reimbursement which
    amounted to ................           N/A              $ 0.01             $ 0.02            $ 0.07                $ 0.04
(b) The total return would have been lower had certain expenses not been reduced during the period.
(c) Commencement of operations.
(d) Not computed on an annualized basis.
(e) Computed on an annualized basis.

                                          See accompanying notes to financial statements

                                 CGM REALTY FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1998

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to earn above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price.
    Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital. The portion derived from capital gains and return of capital will result in a reduction of the Fund's dividend income and an increase in realized and unrealized gain on investments.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1998 there were capital loss carryovers available to offset future realized gains of approximately $53,820,000 expiring in the year 2006.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. ORGANIZATION EXPENSE -- Costs incurred in 1994 in connection with the Fund's organization and registration amounting to $70,186 have been paid by the Fund. These costs are being amortized over 60 months beginning May 13, 1994.

2. PURCHASES AND SALE OF SECURITIES -- For the year ended December 31, 1998, purchases and sales of securities other than United States government obligations and short-term investments aggregated $513,236,623 and $429,069,735, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1998, the Fund incurred management fees of $4,238,774, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1998 these expenses amounted to $36,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1998 was $2,614. In addition, the Chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the year ended December 31, 1998.

                                 CGM REALTY FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Realty Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Realty Fund at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 8, 1999

CGM
REALTY FUND

5th Annual Report
December 31, 1998

A No-Load Fund

[graphic omitted]

Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

-------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status
[ ] Redemptions
[ ] Exchanges
    Call 800-343-5678
[ ] New Account Procedures
[ ] Prospectuses
[ ] Performance
    Call 800-345-4048

-------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RAR98                                                        Printed in U.S.A.

TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------

CGM Focus Fund increased 23.7% during the fourth quarter of 1998 compared to the Standard and Poor's 500 Index which rose 21.4%. For the year just ended, CGM Focus Fund returned 3.5% while the unmanaged S&P 500 Index returned 28.6%, all on a total return basis.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
Last year unfolded much as expected with growth in the U.S. economy, healthy gains in productivity and employment, and moderate increases in corporate profits. The market climbed during the first half of the year, but fell precipitously in the third quarter in response to turmoil and falling markets abroad. The Federal Reserve Board reduced interest rates on three occasions over a fairly short period of time and, almost overnight, confidence was restored to the markets. In the fourth quarter, the S&P 500 Index recovered 21% to end the year near 1998 highs.

The one exceptional event of 1998 was a huge jump in the market price of large capitalization company stocks which drove the leading averages to new highs. Though the S&P 500 Index was up 28.6% for the year, the average stock in the Index was up only 5% on an equal weighted basis.

We believe the outlook for 1999 is for more of the same with moderate growth, low inflation, and, perhaps, low interest rates. Casting a shadow over otherwise rosy economic forecasts, however, are commodity prices which are falling across the board. Price pressures are squeezing profit margins to the downside and corporations are being forced to reduce costs as excess capacity grows. Weaker foreign markets for U.S. exports were a drag on the U.S. economy in 1998 and may continue to be in the new year although there are signs that Japan, the second largest economy in the world, is taking steps to resume economic growth. Additionally, the new Euro currency could bolster trade and invigorate the European economy.

From a large capitalization company perspective, the securities markets begin 1999 with generous valuations. However, as we learned in 1998, the securities market is segmented and many smaller and mid-size companies, which have not participated in the rising market, represent good value at current prices. We expect the market to broaden to include those companies in which many of our assets are invested today.

PORTFOLIO STRATEGY
CGM Focus Fund was fully invested during 1998, but substantially underperformed the S&P 500 Index during the year. Throughout the year, a significant portion of the Fund's assets was invested in small and mid-cap stocks and this group generally failed to keep pace with the significant appreciation of the S&P 500 despite mostly favorable earnings progress. Limited short selling had a modest negative impact on the Fund's performance.

CGM Focus Fund's three largest industry positions are in housing and building materials, retail, and electronic components. The three largest company holdings are NCI Building Systems, Inc., Monaco Coach Corporation and Ames Department Stores.

                /s/ Robert L. Kemp
                    Robert L. Kemp
                    President

                /s/ G. Kenneth Heebner
                    G. Kenneth Heebner
                    Portfolio Manager

January 8, 1999

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM FOCUS FUND AND THE UNMANAGED S&P 500 INDEX assuming reinvestment of dividends and capital gains

                      ------------------------------------
                                CGM Focus Fund
                          Average Annual Total Returns
                      ------------------------------------
                        1 year              Life of Fund*
                         3.5%                  -2.2%
                      *(Annualized from 9/3/97 - 12/31/98)
                      ------------------------------------
                        Past peformance is no indication
                               of future results
                      ------------------------------------

                          CGM                    Unmanaged
                       Focus Fund              S&P 500 Index
                    -----------------        -----------------
 9/3/1997                10,000                   10,000
12/31/1997                9,380                   10,490
12/31/1998                9,708                   13,490

CGM FOCUS FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Focus Fund since its inception on September 3, 1997. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner managed mutual funds at Loomis, Sayles and Company. In addition to CGM Focus Fund, he currently manages CGM Capital Development Fund, CGM Mutual Fund, CGM Realty Fund and two other mutual funds. He also co-manages CGM Fixed Income Fund with Janice Saul.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------

Total Return for Period Ended December 31, 1998

                                                                   CGM FOCUS
                                                                     FUND
                                                                   ---------
1 Year ...................................................           +3.5%
3 Months .................................................          +23.7%

The Fund's average annual total return since inception (September 3, 1997) through December 31, 1998 is -2.2%. The adviser has agreed to limit the Fund's total operating expenses to 1.20% of its average net assets through December 31, 1999. Otherwise, for each period, the Fund's total return would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

INVESTMENTS AS OF DECEMBER 31, 1998

COMMON STOCKS -- 98.9% OF TOTAL NET ASSETS

                                                      SHARES         VALUE(a)
                                                      ------         --------
ELECTRIC COMPONENTS -- 9.0%
  Intel Corporation(c) .........................       35,000      $  4,149,688
  Micron Technology, Inc.(b)....................      104,000         5,258,500
  Texas Instruments, Inc. ......................        6,000           513,375
                                                                   ------------
                                                                      9,921,563
                                                                   ------------
HOTELS AND RESTAURANTS -- 6.0%
  CKE Restaurants, Inc. ........................      227,100         6,685,256
                                                                   ------------
HEAVY CAPITAL GOODS -- 5.8%
  Terex Corporation(b) .........................      223,000         6,369,437
                                                                   ------------
HOUSING AND BUILDING MATERIALS -- 20.5%
  Beazer Homes USA, Inc.(b) ....................      222,000         5,550,000
  Crossmann Communities, Inc.(b) ...............       62,500         1,726,562
  Kaufman and Broad Home Corporation ...........      148,000         4,255,000
  M.D.C. Holdings, Inc.(b) .....................      210,100         4,490,888
  NVR, Inc.(b) .................................      138,000         6,580,875
                                                                   ------------
                                                                     22,603,325
                                                                   ------------
LEISURE -- 8.1%
  Monaco Coach Corporation(b) ..................      310,000         8,215,000
  Radica Games Ltd.(b) .........................       50,200           696,525
                                                                   ------------
                                                                      8,911,525
                                                                   ------------
MISCELLANEOUS -- 22.8%
  CHS Electronics, Inc.(b) .....................      380,000         6,436,250
  Granite Construction, Inc. ...................       40,000         1,342,500
  Gucci Group N.V. ADR(d) ......................       37,000         1,799,125
  National R.V. Holdings, Inc.(b) ..............      252,500         6,501,875
  NCI Building Systems, Inc.(b) ................      324,000         9,112,500
                                                                   ------------
                                                                     25,192,250
                                                                   ------------
PAPER PRODUCTS/CONSUMER -- 4.9%
  Asia Pulp & Paper Ltd. Sponsored ADR(b)(d) ...      660,000         5,403,750
                                                                   ------------
RETAIL -- 16.0%
  Ames Department Stores, Inc.(b) ..............      290,000         7,830,000
  First Years, Inc. ............................      230,000         3,636,875
  K-Swiss, Inc. ................................      230,000         6,181,250
                                                                   ------------
                                                                     17,648,125
                                                                   ------------
TEXTILE AND APPAREL -- 5.8%
  Tommy Hilfiger Corporation(b) ................      106,000      $  6,360,000
                                                                   ------------
   TOTAL COMMON STOCKS (Identified
     Cost $100,160,692) .....................................       109,095,231
                                                                   ------------
                                                     FACE
SHORT-TERM INVESTMENT -- 2.0%                       AMOUNT
                                                    ------
   American Express Credit Corporation,
     4.85% 1/04/99 (Cost $2,215,000) ...........   $2,215,000         2,215,000
                                                                   ------------

TOTAL INVESTMENTS -- 100.9% (Identified
  Cost $102,375,692)(e) .....................................       111,310,231
   Cash, receivables and other assets .......................         4,379,299
   Liabilities ..............................................        (5,365,855)
                                                                   ------------
TOTAL NET ASSETS -- 100.0% ..................................      $110,323,675
                                                                   ------------

SECURITY SOLD SHORT                                   SHARES
                                                      ------
   Books A Million, Inc. (Proceeds $620,917) ...      50,000       $    650,000
                                                                   ============

(a) See Note 1A.
(b) Non-income producing security.
(c) A portion of this security has been segregated as collateral in connection with short sale investments (See Note 1F).
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(e) Federal Tax Information: At December 31, 1998 the net unrealized appreciation on investments based on cost of $104,191,847 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost ...       $ 11,477,443
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value ...........................................         (4,359,059)
                                                                   ------------
    Net unrealized appreciation ............................       $  7,118,384
                                                                   ============

                 See accompanying notes to financial statements

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------
STATEMENT OF
ASSETS AND LIABILITIES

December 31, 1998

ASSETS
  Investments at value (Identified cost -- $102,375,692) ....      $111,310,231
  Cash ......................................................             3,962
  Restricted cash ...........................................           621,247
  Receivable for:
    Securities sold .............................   $3,547,020
    Shares of the Fund sold                            135,524
    Dividends and interest.......................        4,899        3,687,443
                                                    ----------
  Unamortized organizational expenses ........................           66,647
                                                                   ------------
                                                                    115,689,530
                                                                   ------------
LIABILITIES
  Securities sold short at current market value
    (Proceeds $620,917) ......................................          650,000
  Payable for:
    Securities purchased ........................    3,156,737
    Shares of the Fund redeemed .................    1,395,780        4,552,517
                                                    ----------
  Accrued expenses:
    Management fees .............................       87,358
    Trustees' fees ..............................        6,279
    Accounting and Administrative Fees ..........          837
    Other expenses ..............................       68,864          163,338
                                                    ----------     ------------
                                                                      5,365,855
                                                                   ------------
NET ASSETS ...................................................     $110,323,675
                                                                   ============
  Net Assets consist of:
    Capital paid-in ..........................................     $124,795,841
    Accumulated net realized loss ............................      (23,377,622)
    Unrealized appreciation on investments -- net.............        8,905,456
                                                                   ------------
NET ASSETS ...................................................     $110,323,675
                                                                   ============
  Shares of beneficial interest outstanding, no par value ....       11,362,739
                                                                   ============
  Net asset value per share* .................................            $9.71
                                                                          =====

* Shares of the Fund are sold and redeemed at net asset value
  ($110,323,675 / 11,362,739).

                 See accompanying notes to financial statements

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------
STATEMENT OF
OPERATIONS

Year Ended December 31, 1998

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $26,398) ..........       $   530,361
    Interest ...............................................           166,743
                                                                   -----------
                                                                       697,104
                                                                   -----------
  Expenses
    Management fees ........................................         1,277,430
    Trustees' fees .........................................            24,300
    Accounting and Administration ..........................            10,000
    Custodian ..............................................            65,500
    Transfer agent .........................................           206,070
    Audit and tax services .................................            34,880
    Legal ..................................................            22,700
    Printing ...............................................            37,490
    Registration ...........................................            59,640
    Amortization of organization expense ...................            18,155
    Line of credit commitment fee ..........................            25,000
    Dividend expense on short sales ........................               800
    Miscellaneous ..........................................             1,230
                                                                   -----------
                                                                     1,783,195
  Less expenses assumed by the
    investment adviser .....................................          (249,479)
                                                                   -----------
  Net investment loss ......................................          (836,612)
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
  Realized loss on investments -- net ......................        (8,382,527)
  Unrealized appreciation -- net ...........................         7,190,688
                                                                   -----------
  Net loss on investments ..................................        (1,191,839)
                                                                   -----------
NET CHANGE IN ASSETS FROM OPERATIONS .......................       $(2,028,451)
                                                                   ===========
                 See accompanying notes to financial statements

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                              FOR THE PERIOD
                                                             SEPTEMBER 3, 1997*
                                             YEAR ENDED           THROUGH
                                          DECEMBER 31, 1998  DECEMBER 31, 1997
                                          -----------------  -----------------
FROM OPERATIONS
  Net investment loss ..................    $   (836,612)      $   (185,649)
  Net realized loss from investments ...      (8,382,527)       (14,995,095)
  Unrealized appreciation ..............       7,190,688          1,714,768
                                            ------------       ------------
    Change in net assets from operations      (2,028,451)       (13,465,976)
                                            ------------       ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .........      78,493,940        124,907,984
  Cost of shares redeemed ..............     (64,927,811)       (12,656,011)
                                            ------------       ------------
    Change in net assets derived from
      capital share transactions .......      13,566,129        112,251,973
                                            ------------       ------------
  Total change in net assets ...........      11,537,678         98,785,997

NET ASSETS
  Beginning of period ..................      98,785,997            --
                                            ------------       ------------
  End of period ........................    $110,323,675       $ 98,785,997
                                            ============       ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...........       7,773,832         11,858,670
  Redeemed .............................      (6,945,863)        (1,323,900)
                                            ------------       ------------
  Net change ...........................         827,969         10,534,770
                                            ============       ============

* Commencement of operations

                 See accompanying notes to financial statements

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                 FOR THE PERIOD
                                                                   SEPTEMBER
                                                                   3, 1997(a)
                                              YEAR ENDED            THROUGH
                                           DECEMBER 31, 1998   DECEMBER 31, 1997
                                           -----------------   -----------------
For a share of the Fund outstanding
throughout the period:

Net asset value at the beginning of
  period ................................       $ 9.38               $10.00
                                                ------               ------
Net investment loss(b)(c) ...............        (0.07)               (0.02)
Net realized and unrealized gain (loss)
  on investments ........................         0.40(d)             (0.60)
                                                ------               ------
Net increase (decrease) in net asset
  value .................................         0.33                (0.62)
                                                ------               ------
Net asset value at end of period ........       $ 9.71               $ 9.38
                                                ======               ======
Total Return (%)(e) .....................          3.5                -6.20(f)
Ratios:
Operating expenses to average net assets(%)       1.20                 1.20(g)
Operating expenses to average net assets
  before expense limitation (%) .........         1.40                 1.63(g)
Net loss to average net assets (%) ......        -0.65                -0.83(g)
Portfolio turnover (%) ..................          340                  330(g)
Net assets at end of period (in
  thousands) ............................     $110,324              $98,786

(a) Commencement of operations.
(b) Net of reimbursement which amounted to      $ 0.02               $ 0.01
(c) Per share net investment loss does not reflect the period's reclassification of permanent differences between book and tax basis net investment loss. See note 1D.
(d) The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of fund shares in relation to fluctuating market values of the investments of the Fund.
(e) The total return would have been lower had certain expenses not been reduced during the period.
(f) Not computed on an annualized basis.
(g) Computed on an annualized basis.

                                 CGM FOCUS FUND
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NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 1998

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. The Fund commenced operations on September 3, 1997. The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a core position of equity securities. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques designed to capitalize on declines in the price of specific equity securities of one or more companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1998 there were capital loss carryovers available to offset future realized gains of $13,022,258 expiring in the year 2005 and approximately $8,539,000 expiring in the year 2006.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. ORGANIZATION EXPENSE -- Costs incurred in 1997 in connection with the Fund's organization and registration amounting to $90,771 have been paid by the Fund. These costs are being amortized over 60 months beginning September 3, 1997.

F. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. At December 31, 1998 the market value of securities and cash segregated to cover short positions was $948,500 and $621,247, respectively. Securities sold short at December 31, 1998 and their related market values are set forth in the schedule of investments.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 1998, purchases and sales of securities other than United States government obligations and short-term investments aggregated $431,223,177 and $424,138,553, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 1998, the Fund incurred management fees of $1,277,430, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion. CGM waived a portion of its fee. See
        Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1998 these expenses amounted to $10,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, the Fund was responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets on the CGM Funds, which for 1998 was $527. In addition, the Chairman of the Independent Trustees Committee receives an annual retainer of $1,000.

4. EXPENSE LIMITATION -- Until December 31, 1999 and, thereafter until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.20% of average daily net assets exclusive of any dividend expense occurred on short sales. As a result of the Fund's expenses exceeding the voluntary expense limitation, CGM waived $249,479 of its management fee. The Fund incurred operating expenses of $1,533,716, representing 1.20% of the average daily net assets.

5. LINE OF CREDIT -- The Fund has a $20,000,000 committed, secured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the year ended December 31, 1998.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Focus Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Focus Fund at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 8, 1999

CGM
FOCUS FUND

2nd Annual Report
December 31, 1998

A No-Load Fund

[graphic omitted]
Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership


INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

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TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status
[ ] Redemptions
[ ] Exchanges
    Call 800-343-5678
[ ] New Account Procedures
[ ] Prospectuses
[ ] Performance
    Call 800-345-4048

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MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449

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This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFAR98                                                       Printed in U.S.A.